LEASES - Cash Flow from operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 1,905	$ 5,843
Operating leases	$ 2,355	$ 3,901
Weighted average remaining lease term, operating leases	2 years 11 months 15 days	2 years 5 months 15 days
Weighted average discount rate, operating leases	4.77%	5.24%